Statement of Additional Information Supplement dated October 28, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:
Invesco V.I. Core Plus Bond Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. High Yield Fund
This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Core Equity Fund and Invesco V.I. High Yield Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of December 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco V.I. Core Plus Bond Fund
Matthew Brill	None [1]
Chuck Burge	None [1]
Michael Hyman	None [1]
Todd Schomberg[2]	None [1]
Invesco V.I. Global Core Equity Fund
Sunny Basi[2]	None [1]
Michael Hatcher[2]	None [1]
Marina Pomerantz[2]	None [1]
Invesco V.I. High Yield Fund
Niklas Nordenfelt[2]	None [1]
Joseph Portera	None [1]
Scott Roberts	None [1]
1 The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.
2 Began serving effective October 15, 2020. Information is as of August 31, 2020.
The following information replaces in its entirety the information regarding Invesco V.I. Core Plus Bond Fund, Invesco V.I. Global Core Equity Fund and Invesco V.I. High Yield Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of December 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco V.I. Core Plus Bond Fund
Matthew Brill	5	$8,321.9	6	$2,947.3	None	None
Chuck Burge	11	$26,324.5	3	$5,360.9	1	$161.9
Michael Hyman	10	$12,484.4	11	$3,560.7	1 [3]	$0.2 [3]
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	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Todd Schomberg[2]	5	$7,358.2	10	$4,333.4	None	None
Invesco V.I. Global Core Equity Fund
Sunny Basi[2]	None	None	None	None	None	None
Michael Hatcher[2]	None	None	8	$6,723.1	None	None
Marina Pomerantz[2]	None	None	2	$1,251.7	None	None
Invesco V.I. High Yield Fund
Niklas Nordenfelt[2]	None	None	None	None	None	None
Joseph Portera	5	$5,586.1	6	$1,114.5	None	None
Scott Roberts	6	$7,813.6	4	$686.3	None	None
2 Began serving effective October 15, 2020. Information is as of August 31, 2020.
3 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
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